Inventories	12 Months Ended
Sep. 24, 2022
Inventory Disclosure [Abstract]
Inventories
7. Inventories
Inventories at September 24, 2022 and September 25, 2021 consist of the following (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021
Raw materials and components	$88,999	$33,065
Finished goods	2,901	496

Total inventories	$91,900	$33,561